Pzena Emerging Markets Value Fund
Schedule of Investments - November 30, 2023 (Unaudited)
Shares		Fair Value
	Common Stocks —91.8%
	Brazil — 7.4%
15,321,500	Ambev S.A.	$42,365,603
2,168,400	Banco do Brasil S.A.	23,899,737
1,179,900	Natura & Co. Holding S.A. (a)	3,967,319
4,102,350	Neoenergia S.A.	16,102,519
1,458,400	Vale S.A.	21,940,963
		108,276,141

	China — 23.7%
4,132,400	Alibaba Group Holding, Ltd. (a)	38,486,820
1,211,650	Baidu, Inc. - Class A (a)	18,008,854
113,598	Baidu, Inc. – Class A, ADR (a)	13,479,539
12,636,000	Brilliance China Automotive Holdings, Ltd.	6,777,981
6,940,000	China Merchants Bank Co., Ltd. – H Shares	24,254,862
21,489,118	China Overseas Land & Investment, Ltd.	39,724,868
11,310,000	CIMC Enric Holdings, Ltd.	9,773,341
15,636,600	GF Securities Co., Ltd. - H Shares	19,557,511
1,076,500	Grand Baoxin Auto Group, Ltd. (a)	28,390
12,370,600	Haier Smart Home Co., Ltd. - H Shares	35,870,353
19,626,000	Lenovo Group, Ltd.	24,245,759
625,800	Ping An Insurance Group Co. of China, Ltd. – A Shares	3,580,563
571,500	Ping An Insurance Group Co. of China, Ltd. - H Shares	2,633,877
549,100	Tencent Holdings, Ltd.	22,986,660
596,019	Trip.com Group, Ltd. - ADR (a)	20,967,948
25,895,000	Weichai Power Co., Ltd. – H Shares	47,604,394
16,265,605	Zhejiang Longsheng Group Co., Ltd. – A Shares	19,639,437
		347,621,157

	Hong Kong — 6.8%
5,373,000	Galaxy Entertainment Group, Ltd.	27,789,126
8,005,600	Man Wah Holdings, Ltd.	5,360,092
114,955,000	Pacific Basin Shipping, Ltd.	34,878,106
34,884,500	WH Group, Ltd.	22,418,828
7,769,500	Yue Yuen Industrial (Holdings), Ltd.	8,902,107
		99,348,259

	Hungary — 2.1%
754,255	OTP Bank PLC	31,356,161

	India — 7.9%
2,678,546	Aurobindo Pharma, Ltd.	33,453,821
1,376,776	Glenmark Pharmaceuticals, Ltd.	12,876,462
1,583,580	HDFC Bank, Ltd.	29,600,354
270,321	ICICI Bank, Ltd.	3,030,642
1,510,815	Shriram Transport Finance Co., Ltd.	36,363,731
		115,325,010

	Indonesia — 2.0%
86,665,100	Bank Rakyat Indonesia Persero Tbk	29,475,074

	Peru — 1.8%
210,262	Credicorp, Ltd.	26,394,189

	Republic of Korea — 13.3%
515,772	DB Insurance Co., Ltd.	33,461,316
1,460,039	Hankook Tire & Technology Co., Ltd.	51,321,760
345,550	KB Financial Group, Inc.	14,034,663
1,044,280	Samsung Electronics Co., Ltd.	58,926,159
775,910	Shinhan Financial Group Co., Ltd.	22,192,054
609,114	Wonik IPS Co., Ltd.	16,052,301
		195,988,253

	Romania — 0.5%
1,422,694	Banca Transilvania S.A.	7,161,149

	Russian Federation — 0.0%
408,511	Sberbank of Russia PJSC - ADR (a)(b)	4,085

	Singapore — 2.2%
12,048,600	Wilmar International, Ltd.	32,695,237

	South Africa — 0.9%
1,154,730	Sasol	12,832,886

	Taiwan — 10.4%
17,813,000	Compal Electronics, Inc.	17,619,132
16,503,132	Hon Hai Precision Industry Co., Ltd.	53,619,331
2,185,000	Taiwan Semiconductor Manufacturing Co., Ltd.	40,356,754
208,118	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	20,251,963
2,717,000	United Integrated Services Co., Ltd.	21,264,613
		153,111,793

	Thailand — 3.4%
4,614,300	Bangkok Bank Public Co., Ltd. - NVDR	19,723,834
3,781,100	Indorama Ventures PCL - NVDR	2,633,415
9,563,400	SCB X PCL - NVDR	28,069,677
		50,426,926

	Turkey — 1.0%
13,073,172	Akbank T.A.S.	15,230,396

	United Arab Emirates — 1.8%
11,611,230	Abu Dhabi Commercial Bank PJSC	26,557,659

	United Kingdom — 1.6%
2,858,283	Standard Chartered PLC	23,570,343

	United States — 3.4%
541,066	Cognizant Technology Solutions Corp. - Class A	38,080,225
468,929	Flex, Ltd. (a)	11,934,243
		50,014,468

	Vietnam — 1.6%
8,583,500	Vietnam Dairy Products JSC	23,846,987
	Total Common Stocks (Cost $1,284,943,587)	1,349,236,173

	Preferred Stocks —4.4%
	Brazil — 4.4%
11,484,110	Cia Energetica de Minas Gerais, 10.21%	25,781,822
2,540,543	Itau Unibanco Holding S.A., 4.81%	16,295,028
3,092,700	Petroleo Brasileiro S.A., 8.98%	22,362,469
	Total Preferred Stocks (Cost $51,126,976)	64,439,319

	Short-Term Investment — 3.5% Money Market Fund — 3.5%
51,813,986	Fidelity Institutional Government Portfolio, Institutional Class, 5.24% (c)	51,813,986
	Total Short-Term Investment (Cost $51,813,986)	51,813,986
	Total Investments (Cost $1,387,884,549) — 99.7%	1,465,489,478
	Other Assets in Excess of Liabilities — 0.3%	3,833,928
	Total Net Assets — 100.00%	$1,469,323,406

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
JSC - Joint Stock Company
NVDR - Non-voting Depositary Receipt
PLC - Public Limited Company
PJSC - Private Joint Stock Company
S.A. - Société Anonyme T.A.S. - Turk Anonim Şirketi

(a)	Non-income producing security.
(b)
Security valued at fair value using methods determined in good faith by or at the direction of Fund's valuation designee. Value determined using significant unobservable inputs. As of November 30, 2023, the total value of fair valued securities was $4,085 or 0.0% of total net assets.

(c)	Rate shown represents the 7-day annualized yield as of November 30, 2023.

Pzena Emerging Markets Value Fund
Portfolio Diversification at November 30, 2023 (Unaudited)
		Percent of
	Fair Value	Net Assets
COMMON STOCKS
Communication Services	$54,475,053	3.7%
Consumer Discretionary	195,504,577	13.3%
Consumer Staples	125,293,974	8.5%
Financials	420,151,877	28.6%
Health Care	46,330,283	3.2%
Industrials	113,520,454	7.7%
Information Technology	281,085,867	19.1%
Materials	57,046,701	3.9%
Real Estate	39,724,868	2.7%
Utilities	16,102,519	1.1%
Total Common Stocks	1,349,236,173	91.8%
PREFERRED STOCKS
Energy	22,362,469	1.5%
Financials	16,295,028	1.1%
Utilities	25,781,822	1.8%
Total Preferred Stocks	64,439,319	4.4%
Short-Term Investment	51,813,986	3.5%
Total Investments	1,465,489,478	99.7%
Other Assets in Excess of Liabilities	3,833,928	0.3%
Total Net Assets	$1,469,323,406	100.0%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard &Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Pzena Investment Management, LLC.

Pzena Emerging Markets Value Fund
Summary of Fair Value Disclosure at November 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2023:

Pzena Emerging Markets Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$108,276,141	$-	$-	$108,276,141
China	347,621,157	-	-	347,621,157
Hong Kong	99,348,259	-	-	99,348,259
Hungary	31,356,161	-	-	31,356,161
India	115,325,010	-	-	115,325,010
Indonesia	29,475,074	-	-	29,475,074
Peru	26,394,189	-	-	26,394,189
Republic of Korea	195,988,253	-	-	195,988,253
Romania	7,161,149	-	-	7,161,149
Russian Federation	-	-	4,085	4,085
Singapore	32,695,237	-	-	32,695,237
South Africa	12,832,886	-	-	12,832,886
Taiwan	153,111,793	-	-	153,111,793
Thailand	50,426,926	-	-	50,426,926
Turkey	15,230,396	-	-	15,230,396
United Arab Emirates	26,557,659	-	-	26,557,659
United Kingdom	23,570,343	-	-	23,570,343
United States	50,014,468	-	-	50,014,468
Vietnam	23,846,987	-	-	23,846,987
Total Common Stocks	1,349,232,088	-	4,085	1,349,236,173
Preferred Stocks
Brazil	64,439,319	-	-	64,439,319
Total Preferred Stocks	64,439,319	-	-	64,439,319
Short-Term Investment	51,813,986	-	-	51,813,986
Total Investments	$1,465,485,393	$-	$4,085	$1,465,489,478

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by security.

Pzena Emerging Markets Value Fund
Level 3 Reconciliation Disclosure (Unaudited)

Common Stocks
Balance as of February 28, 2023	$4,085
Balance as of November 30, 2023	$4,085

Change in unrealized appreciation/(depreciation) during the period for
Level 3 investments held at November 30, 2023	$-

The Level 3 investments as of November 30, 2023 represented less than 0.01% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.